Investments (Cash Equivalents - Narrative) (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Cash equivalents	$ 1.4	$ 4.8